Impact of Related Party Transactions - Additional Information (Detail) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Ctrip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	$ 13,780	¥ 89,240